Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company evaluated subsequent events through May 15, 2015, the date on which the March 31, 2015 financial statements were originally issued. There are no significant events that require disclosure in these financial statements, except as follows:
April 2015 Stock Option Grants
On April 1, 2015, the Company granted options to purchase 425,967 shares of common stock to officers and other key employees, including an award to Dr. Marco Taglietti, the Company's new Chief Executive Officer, to purchase 330,000 shares of the Company's common stock. All options granted on April 1, 2015, shall have a 10-year term. For Dr. Taglietti's grant, one-fourth of the shares subject to the option shall vest on the one-year anniversary of the date of grant with the remainder vesting in equal monthly installments for thirty-six months thereafter, provided Dr. Taglietti continues to provide service to the Company. For all other April 1, 2015 officer and key employee grants, the shares subject to the options shall vest in equal monthly installments for 48 months as measured from the date of grant.
April 2015 Follow-on Public Offering
On April 28, 2015, the Company completed a follow-on public offering of its common stock. The Company sold an aggregate of 5,376,622 shares of common stock at a public offering price of $7.70 per share. Net proceeds were approximately $37,754, after deducting underwriting discounts and commissions and estimated offering expenses of approximately $3,646.
Compensatory Plan with Service Business Employees
In connection with the Company's planned sale of its service business (see Note 13), the Company designed a compensatory plan to promote the retention of services of non-executive employees supporting the service business. The Company's board of directors adopted, and the Company communicated, the material terms of the plan in May 2015 to all non-executive employees of the service business. The Company's obligations under the compensatory plan are contingent upon the successful closing of the potential sale of the service business. The compensatory plan terms provide for certain cash compensation payments, as well as modifications to the terms of currently outstanding stock options held by such non-executive employees, as more completely described below.
Certain non-executive service business employees will receive a cash incentive payment upon the closing of the potential sale transaction (the "Services Business Plan"). All non-executive employees of the service business will be eligible to receive a cash retention compensation payment from the Company on the earlier of (i) the six month anniversary of the closing of the potential sale transaction, provided that they remain employed by the successor of the service business as of such date, or (ii) the date of termination of such employee by the successor of the service business without good cause. Maximum cash compensation payments could total approximately $1,300 under the compensatory plan, if all service business employees remain eligible pursuant to the plan's terms.
In addition, the stock options held by each non-executive employee of the service business will be modified immediately prior to the closing of the potential sale transaction to provide: (i) accelerated vesting of all unvested stock options as of the closing of the potential sale transaction and (ii) an extension to the existing 90-day post-employment option exercise period, which varies for each employee based upon years of service, with a maximum exercise period of 48 months. As of May 1, 2015, the non-executive employees of the service business held outstanding options to purchase 55,964 shares of the Company's common stock at a weighted average exercise price of $9.62, including unvested options to purchase 33,274 shares at a weighted average exercise price of $9.62.
Further, in the event a non-executive employee of the service business is not offered a comparable position by the potential purchaser, the Company intends to provide severance payments to such employees, which are not currently estimable.
Compensatory Arrangement with Executive Officer
On May 12, 2015, Charles F. Osborne, Jr., notified the Company that he will be resigning from the Company, including in his capacity as Chief Financial Officer, effective June 30, 2015. The Company's compensation committee of the board of directors approved a compensatory arrangement for Mr. Osborne that provides for certain payments and benefits, including (i) a cash payment of approximately $138,000 upon the effective date of his resignation; (ii) cash severance payments totaling approximately $179,000, which is equal to seven months of Mr. Osborne's current base salary, paid over seven months commencing with the first payroll period following the resignation date; (iii) payment of the COBRA premiums for continued medical, dental, and vision group health coverage for a period up to seven months after the resignation date; and (iv) the vesting and exercisability of all outstanding options to purchase the Company's common stock held by Mr. Osborne will be accelerated in full on the effective date of resignation and the post-employment option exercise period will be extended from 90-days to 36 months. As of June 30, 2015, Mr. Osborne will hold outstanding options to purchase an aggregate of 74,490 shares of the Company's common stock at a weighted average exercise price of $9.53, including unvested options to purchase 50,814 shares at a weighted average exercise price of $9.49.

The Company updated its evaluation of subsequent events through October 30, 2015, the date on which the March 31, 2015, financial statements were reissued. There are no additional significant events that require disclosure in these interim financial statements, except as follows:
2014 Equity Incentive Plan Activity
The Company's board of directors recently took certain actions that affected the number of outstanding stock options and options available for grant under the 2014 Equity Incentive Plan, or the 2014 Plan, as follows:

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On June 4, 2015, the Company's stockholders approved an amendment of the 2014 Plan to increase the aggregate number of shares of common stock that may be issued pursuant to awards under the 2014 Plan by an additional 510,726 shares. All other material terms of the 2014 Plan otherwise remain unchanged.

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On June 4, 2015, the Company granted options to purchase 125,000 shares of common stock to David Angulo, M.D., the new Chief Medical Officer, under the 2015 Inducement Plan. The options have a ten-year term, with one-fourth of the shares subject to the option vesting on the one-year anniversary of the date of grant and the remainder vesting in equal monthly installments for thirty-six months thereafter, provided Dr. Angulo continues to provide service to the Company.

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On October 1, 2015, the Company granted options to purchase 60,000 shares of common stock to a newly hired vice president under the 2015 Inducement Plan. The options have a ten-year term, with one-fourth of the shares subject to the option vesting on the one-year anniversary of the date of grant and the remainder vesting in equal monthly installments for thirty-six months thereafter, provided the vice president continues to provide service to the Company.

Compensatory Arrangement with Executive Officer
On July 21, 2015, Yves J. Ribeill, Ph.D., President and a member of the Company’s board of directors, resigned as President. Dr. Ribeill will continue to serve on the Company's board of directors. The Company and Dr. Ribeill entered into an agreement, effective July 21, 2015, for certain payments and benefits (the “Separation Agreement”), pursuant to which Dr. Ribeill will receive: (i) a cash payment of approximately $100 upon the effective date of his resignation; (ii) cash severance payments totaling approximately $900, paid over 12 months commencing with the first payroll period following the resignation date; (iii) a payment representing a contribution Dr. Ribeill can use towards continuing COBRA premiums for medical, dental, and vision group health coverage after the resignation date, and (iv) the vesting and exercisability of all outstanding options held by Dr. Ribeill will be accelerated in full on the effective date of resignation, with the exception of options granted pursuant to the 1999 Plan, and the post-employment option exercise period will be extended from 90-days to 48 months. As of July 23, 2015, Dr. Ribeill held 84,613 vested options and 183,268 unvested options to purchase shares of the Company’s common stock at a weighted average exercise price of $9.61and $9.41 per share, respectively.
Sale of the Services Business
On July 21, 2015, the Company completed the sale of the Company’s Services Business pursuant to the Agreement, with an effective date of July 17, 2015, with Accuratus, a private-equity backed process chemistry, formulation, manufacturing and analytical development services provider, for an aggregate purchase price of $3,875, subject to a working capital adjustment of $824, which reduced the proceeds at closing. In addition, a portion of the consideration payable at closing equal to $500 was withheld and is subject to an escrow for a period of 12 months from the date of closing to satisfy indemnification obligations of the Company in connection with breaches of any representation and warranties and other customary obligations under the terms of the Agreement. The net cash consideration received by us upon closing in July 2015 was $2,549, after adjusting for the items described above and a nominal escrow fee.
As discussed in Note 13, the Company met the relevant criteria for reporting the Service Business as held for sale on May 4, 2015 (the "Measurement Date"), and as a result, assessed the asset group for impairment pursuant to FASB Topic 360, Property, Plant, and Equipment. The net carrying value of the Services Business asset group was compared to its fair value as of May 4, 2015. The Company determined that the selling price paid by Accuratus to acquire the Services Business asset group was the best estimate of fair value, which the Company concluded was a Level 2 input. The Company determined that the Services Business asset group's net carrying value exceeded its fair value by $572 on the Measurement Date. The Company also estimated selling costs directly attributable to the sale of the Services Business to be $778. As a result, the Company recorded a $1,350 impairment charge on property and equipment assets classified as held for sale in the quarterly period ended June 30, 2015.
As a condition to the execution of the Agreement, Accuratus is assuming the Company’s post-closing obligation under its facility lease in Durham, North Carolina (see Note 5). The Company and its retained employees will continue to operate from the Durham facility immediately after the closing for a period of up to six months pursuant to a facility license and a transition services agreement. In addition, under a Transition Services Agreement, Accuratus will provide accounting, IT, payroll, personnel and human resources support, and equity compensation plan administration support services to the Company at rates ranging from one hundred to two hundred dollars per hour for a period of time not to extend beyond December 31, 2015.
The Services Business Plan provided that in the event a non-executive employee of the Services Business was not offered a comparable position by Accuratus, the Company would provide severance payments to such employees. The Company terminated certain employees in June 2015 (the "June 2015 Terminated Employees") who became eligible for severance benefits totaling approximately $999 pursuant to the terms of the Services Business Plan. The Services Business Plan also provided for certain amendments to the terms of the outstanding stock option awards held by the June 2015 Terminated Employees, which are described in below.
In connection with the sale of the Services Business, each of the Company’s non-executive officer employees principally providing services to the Services Business have either accepted continued employment with Accuratus or has terminated in connection with the transaction contemplated by the Agreement. Pursuant to the Services Business Plan, as described above, the Company paid cash totaling approximately $215 to certain non-executive employees of the Services Business as an incentive payment upon the closing of the sale transaction in July 2015. In addition, all non-executive employees of the Services Business will be eligible to receive a cash retention compensation payment from the Company on the earlier of (i) the six month anniversary of the closing of the sale transaction, provided that they remain employed by Accuratus as of such date, or (ii) the date of termination of such employee by Accuratus without good cause. Maximum cash retention compensation payments could total approximately $814 under the Services Business Plan, if all service business employees remain eligible pursuant to the terms of the Services Business Plan. The Company incurred these obligations on the date of the sale of the Services Business in July 2015; therefore, the compensation expense associated with these will be recognized during the quarterly period ended September 30, 2015.
In addition, the stock options held by each non-executive employee of the Services Business were modified immediately prior to the closing of the sale transaction in July 2015 to provide: (i) accelerated vesting of all unvested stock options as of the closing of the sale transaction and (ii) an extension to the existing 90-day post-employment option exercise period, which varies for each employee based upon years of service, with a maximum exercise period of 48 months. As of June 30, 2015, the non-executive employees of the Services Business held outstanding options to purchase 37,517 shares of the Company's common stock at a weighted average exercise price of $9.62 per share, including unvested options to purchase 23,052 shares at a weighted average exercise price of $9.61 per share. The incremental stock compensation expense associated with these modifications will be recognized during the quarterly period ended September 30, 2015.
The Company entered into an agreement with a third party firm to assist the Company in exploring the divestiture of its Services Business. Pursuant to the terms of the agreement, in the event that the Company was able to complete a divestiture of the Services Business to a third-party, the Company was obligated to pay a success fee to the third party firm for the greater of $500 or 4% of the transaction consideration. The Company paid and expensed an initial retainer of $50 prior to the closing of the Service Business sale transaction, and then paid a $450 remaining success fee due to the third party firm in July 2015 in connection with the closing of the sale transaction.
Commitment to Services Agreement
On July 17, 2015, the Company and Accuratus also entered into the Services Agreement pursuant to which Accuratus will provide the Company with certain contract research and development services for the Initial Term following the closing of the sale of the Services Business for a minimum purchase obligation on the part of the Company of at least $3,300 over the Initial Term of the Services Agreement (see Note 13). The purpose of the Services Agreement is to replace services that were previously provided internally by employees of the Company prior to the sale of the Services Business. The employees performing these services became employees of Accuratus in connection with this sale transaction.
Compensatory Arrangement with Employees of the Company's Continuing Operations
In connection with the Company's relocation of its continuing operations to Jersey City, New Jersey, the Company designed a compensatory plan to promote the retention of services of non-executive employees supporting its continuing operations (the "Retention Plan"). The Company's board of directors adopted, and the Company communicated, the material terms of the Retention Plan prior to June 30, 2015, to all non-executive employees supporting the Company's continuing operations. The Retention Plan terms provide for certain cash compensation payments and severance payments, as well as modifications to the terms of currently outstanding stock options held by such non-executive employees, as more completely described below. The Company has concluded that the Retention Plan meets the definition of an exit and disposal activity pursuant to FASB ASC 420--Exit and Disposal Cost Obligations as of June 30, 2015, and all related expenses incurred have been or will be presented in continuing operations in the statements of operations.
The Retention Plan provides that non-executive employees are eligible to receive cash bonuses, severance payments and related benefit premiums that could total a maximum of approximately $1,161, provided that all employees remain employed through December 31, 2015 and are not terminated for cause. The Retention Plan also provides that if the Company and an employee agree upon a services termination date earlier than December 31, 2015 (the "Release Date"), the employee will remain eligible for all terms of the Retention Plan. The Company will accrue this obligation over the remaining future service period required by the employees through the earlier of the Release Date or December 31, 2015.
The Retention Plan also includes certain amendments to the terms of the eligible employees' outstanding stock option awards, which are described in detail below.
Option Amendments
Subsequent to March 30, 2015, the following events resulted in the amendment to terms of outstanding stock option awards:

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On June 4, 2015, the Company's board of directors approved an extension to the existing 90-day post-employment option exercise period to a period ranging from 36 to 48 months for three directors who resigned from the board effective June 4, 2015. The directors held outstanding options to purchase 48,283 shares of the Company's common stock at a weighted average exercise price of $9.01 per share. All outstanding options were fully vested prior to June 4, 2015.

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The outstanding stock options held by the June 2015 Terminated Employees were modified to provide: (i) accelerated vesting of all unvested stock options as of their termination date and (ii) an extension to the existing 90-day post-employment option exercise period, which varies for each employee based upon years of service, with a maximum exercise period of 48 months. As of June 30, 2015, the June 2015 terminated employees held outstanding options to purchase 17,715 shares of the Company's common stock at a weighted average exercise price of $9.64 per share, including aggregate unvested options to purchase 8,331 shares at a weighted average exercise price of $9.64 per share.

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The Company's compensation committee of the board of directors approved the following modifications to Mr. Osborne's outstanding options to purchase the Company's common stock: (i) accelerated vesting of all unvested stock options as of June 30, 2015, and (ii) an extension to the existing 90-day post-employment option exercise period to 36 months. As of June 30, 2015, Mr. Osborne held outstanding options to purchase an aggregate of 74,490 shares of the Company's common stock at a weighted average exercise price of $9.53 per share, including unvested options to purchase 50,814 shares at a weighted average exercise price of $9.49 per share.

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Pursuant to the terms of the Retention Plan, all stock options held by non-executive employees eligible under the Retention Plan were modified to provide: (i) accelerated vesting of all unvested stock options as of December 31, 2015, and (ii) an extension to the existing 90-day post-employment option exercise period, which varies for each employee based upon years of service, with a maximum exercise period of 48 months. As of June 30, 2015, the retained employees eligible for participation in the Retention Plan held outstanding options to purchase 121,550 shares of the Company's common stock at a weighted average exercise price of $9.13 per share, including aggregate unvested options to purchase 85,990 shares at a weighted average exercise price of $8.95 per share.

The Company determined the additional compensation cost associated with the previously described modifications pursuant to applicable guidance in FASB ASC Topic 718, Compensation—Stock Compensation.The additional compensation cost was determined by calculating the difference between (a) the estimated fair value of each option award immediately prior to the modifications and (b) the estimated fair value of each option award immediately after the modifications. The fair value of each option award immediately prior to and immediately after modification was estimated using the Black-Scholes option-pricing model to determine an incremental fair value, consistent with and in accordance with the Company’s existing accounting policy for stock compensation (see Note 2). Using the Black-Scholes option-pricing model, the weighted-average incremental fair value of outstanding modified option awards was $3.54 per option share. The total additional compensation cost associated with the previously described modifications was determined to be $819, of which $466 was associated with services previously performed and, therefore, was expensed in the quarter ended June 30, 2015. The remaining additional compensation cost is associated with future service periods and will be recognized as those services are performed.
New Facilities Lease
On July 13, 2015, the Company entered into a sublease (the "Sublease") that became effective July 22, 2015, to sublet certain premises consisting of 10,141 square feet of space (the "Subleased Premises") located at 101 Hudson Street, Jersey City, New Jersey from Optimer Pharmaceutical, Inc. The term of the Sublease commences on August 1, 2015 (the "Commencement Date") and is scheduled to expire on July 30, 2018. No base rent is due under the Sublease until one month after the Commencement Date. Under the Sublease, the Company is obligated to pay monthly base rent of approximately $25 per month, which amount increases by 3% annually on each anniversary of the Commencement Date. In addition, the Company was required to fund a security deposit with the sublandlord in the amount of $74.

Subsequent Events
The Company evaluated subsequent events through March 30, 2015, the date on which the December 31, 2014 financial statements were originally issued. There are no significant events that require disclosure in these financial statements, except as follows:
2014 Equity Incentive Plan Activity
The following events occurred with respect to the 2014 Plan subsequent to December 31, 2014.

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Pursuant to the terms of the 2014 Plan (Note 11), on January 1, 2015, the Company automatically added 340,484 shares to the total number shares of common stock available for future issuance under the 2014 Plan.

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In connection with the resignation of the Company's Chief Medical Officer, Dr. Carole Sable, effective as of February 20, 2015, the Company returned 57,452 shares to the total number shares of common stock available for future issuance under the 2014 Plan. The returned shares represent Dr. Sable's unvested shares as of the effective date of her resignation.

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In February 2015, the board of directors appointed Marco Taglietti, M.D. as Chief Executive Officer of the Company, effective as of April 1, 2015. In connection with Dr. Taglietti’s appointment as Chief Executive Officer, Dr. Taglietti will be granted an option to purchase 330,000 shares of the Company's common stock, subject to approval by the board of directors. The option shall be granted as of the effective date of Dr. Taglietti's employment, shall have a ten-year term and one-fourth of the shares subject to the option shall vest on the one-year anniversary of the date of grant with the remainder vesting in equal monthly installments for thirty-six months thereafter, provided Dr. Taglietti continues to provide service to the Company. In addition, on the first anniversary of the Dr. Taglietti’s employment, subject to the approval of the board of directors, Dr. Taglietti will be granted an additional option to purchase 80,000 shares of the Company's common stock. The additional option shall have a ten-year term and the shares subject to the option shall vest in equal monthly installments for forty-eight months as measured from the date of grant, provided Dr. Taglietti continues to provide service to the Company.

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On February 25, 2015, the Company's board of directors approved an amendment of the 2014 Plan, subject to stockholder approval at the Company's 2015 annual meeting of stockholders, to increase the aggregate number of shares of common stock that may be issued pursuant to awards under the 2014 Plan by an additional 510,726 shares. All other material terms of the 2014 Plan otherwise remain unchanged.

Inducement Award Plan Approval
On March 26, 2015, the Company's board of directors adopted the 2015 Inducement Plan, or the 2015 Plan. The 2015 Plan provides for the grant of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other forms of equity compensation (collectively, stock awards), all of which may be granted to persons not previously employees or directors of the Company, or following a bona fide period of non-employment, as an inducement material to the individuals’ entering into employment with the Company within the meaning of NASDAQ Listing Rule 5635(c)(4). The 2015 Plan has a share reserve covering 450,000 shares of common stock.
The Company updated its evaluation of subsequent events through October 30, 2015, the date on which the December 31, 2014, financial statements were reissued. There are no additional significant events that require disclosure in these financial statements, except as follows:
April 2015 Follow-On Public Offering
On April 28, 2015, the Company completed a follow-on public offering (the "April 2015 Offering") of its common stock. The Company sold an aggregate of 5,376,622 shares of common stock at a public offering price of $7.70 per share. Net proceeds were approximately $38,012, after deducting underwriting discounts and commissions and offering expenses of approximately $3,388.
Equity Compensation Plan Activity
The Company's board of directors recently took certain actions that affected the number of outstanding stock options and options available for grant under the 2014 Equity Incentive Plan, or the 2014 Plan, as follows:

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On April 1, 2015, the Company granted options to purchase 425,967 shares of common stock to officers and other key employees, including an award to Dr. Taglietti to purchase 330,000 shares of common stock. All options granted on April 1, 2015, have a ten-year term. For Dr. Taglietti's grant, one-fourth of the shares subject to the option vest on the one-year anniversary of the date of grant with the remainder vesting in equal monthly installments for thirty-six months thereafter, provided Dr. Taglietti continues to provide service to the Company. For all other April 1, 2015 officer and key employee grants, the shares subject to the options vest in equal monthly installments for forty-eight months as measured from the date of grant.

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On June 4, 2015, the Company's stockholders approved an amendment of the 2014 Plan to increase the aggregate number of shares of common stock that may be issued pursuant to awards under the 2014 Plan by an additional 510,726 shares. All other material terms of the 2014 Plan otherwise remain unchanged.

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On June 4, 2015, the Company granted options to purchase 125,000 shares of common stock to David Angulo, M.D., the new Chief Medical Officer, under the 2015 Inducement Plan. The options have a ten-year term, with one-fourth of the shares subject to the option vesting on the one-year anniversary of the date of grant and the remainder vesting in equal monthly installments for thirty-six months thereafter, provided Dr. Angulo continues to provide service to the Company.

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On October 1, 2015, the Company granted options to purchase 60,000 shares of common stock to a newly hired vice president under the 2015 Inducement Plan. The options have a ten-year term, with one-fourth of the shares subject to the option vesting on the one-year anniversary of the date of grant and the remainder vesting in equal monthly installments for thirty-six months thereafter, provided the vice president continues to provide service to the Company.

Departure of Chief Financial Officer
Charles F. Osborne, Jr., the Company's former chief financial officer, resigned effective June 30, 2015. The Company's compensation committee of the board of directors approved a compensatory arrangement for Mr. Osborne that provided for certain payments and benefits, including: (i) a cash payment of approximately $138 upon his resignation on June 30, 2015; (ii) cash severance payments totaling approximately $179, which is equal to seven months of Mr. Osborne’s current base salary, paid over seven months commencing with the first payroll period following the resignation date; (iii) a payment representing a contribution Mr. Osborne can use towards continuing COBRA premiums for medical, dental, and vision group health coverage for a period up to seven months after the resignation date; and (iv) certain amendments to the terms of Mr. Osborne's outstanding stock option awards as described below.
Sale of the Services Business
On July 21, 2015, the Company completed the sale of the Services Business pursuant to an Asset Purchase Agreement, with an effective date of July 17, 2015, with Accuratus for an aggregate purchase price of $3,875, subject to a working capital adjustment of $824, which reduced the proceeds at closing. In addition, a portion of the consideration payable at closing equal to $500 was withheld and is subject to an escrow for a period of 12 months from the date of closing to satisfy indemnification obligations of the Company in connection with breaches of any representation and warranties and other customary obligations under the terms of the Agreement. The net cash consideration received by the Company upon closing in July 2015 was $2,549, after adjusting for the items described above and a nominal escrow fee.
As discussed in Note 19, the Company met the relevant criteria for reporting the Service Business as held for sale on May 4, 2015 (the "Measurement Date"), and as a result, assessed the asset group for impairment pursuant to FASB Topic 360, Property, Plant, and Equipment. The net carrying value of the Services Business asset group was compared to its fair value as of May 4, 2015. The Company determined that the selling price paid by Accuratus to acquire the Services Business asset group was the best estimate of fair value, which the Company concluded was a Level 2 input. The Company determined that the Services Business asset group's net carrying value exceeded its fair value by $572 on the Measurement Date. The Company also estimated selling costs directly attributable to the sale of the Services Business to be $778. As a result, the Company recorded a $1,350 impairment charge on property and equipment assets classified as held for sale in the quarterly period ended June 30, 2015.
As a condition to the execution of the Agreement, Accuratus assumed the Company’s post-closing obligation under its facility lease in Durham, North Carolina. Certain of the Company's retained employees will continue to operate from the Durham facility immediately after the closing for a period of up to six months pursuant to a facility license and a transition services agreement. In addition, under a Transition Services Agreement, Accuratus has provided or is providing accounting, IT, payroll, personnel and human resources support, and equity compensation plan administration support services to the Company at rates ranging from one hundred to two hundred dollars per hour for a period of time not to extend beyond December 31, 2015.
The Company entered into an agreement with a third party firm to assist the Company in exploring the divestiture of its Services Business. Pursuant to the terms of the agreement, in the event that the Company was able to complete a divestiture of the Services Business to a third party, the Company was obligated to pay a success fee to the third party firm for the greater of $500 or 4% of the transaction consideration. The Company paid and expensed an initial retainer prior to the closing of the Service Business sale transaction, and then paid a $450 remaining success fee due to the third party firm in July 2015 in connection with the closing of the sale transaction.
The Company also entered into certain compensatory arrangements with its continuing employees and with terminated employees in connection with the sales of the Services Business as described below.
Compensatory Plan with Services Business Employees
In connection with the Company's sale of its Services Business, the Company designed a compensatory plan to promote the retention of services of its non-executive employees supporting that business (the "Services Business Plan"). The Company's board of directors adopted, and the Company communicated, the material terms of the Services Business Plan prior to June 30, 2015, to all non-executive employees of the Services Business. The Services Business Plan terms provide for certain cash compensation payments, as well as modifications to the terms of currently outstanding stock options held by such non-executive employees, as more completely described below, upon the successful closing of the sale of the Services Business. The sale closed in July 2015. The Services Business Plan meets the definition of an exit and disposal activity pursuant to FASB ASC 420--Exit and Disposal Cost Obligations and all related expenses incurred have been or will be presented in discontinued operations in the statements of operations in the periods incurred.
The Services Business Plan provided that in the event a non-executive employee of the Services Business was not offered a comparable position by Accuratus, the Company would provide severance payments to such employees. The Company terminated certain employees in June 2015 (the "June 2015 Terminated Employees") who became eligible for severance benefits totaling approximately $999 pursuant to the terms of the Services Business Plan. The Services Business Plan also provided for certain amendments to the terms of the outstanding stock option awards held by the June 2015 Terminated Employees, which are described in below.
In July 2015, pursuant to the Services Business Plan, the Company paid cash totaling approximately $215 to certain non-executive employees of the Services Business representing an incentive payment upon the closing of the sale of the Services Business. In addition, all non-executive employees of the Services Business will be eligible to receive a cash retention compensation payment from the Company on the earlier of (i) the six month anniversary of the closing of the sale transaction, provided that they remain employed by Accuratus as of such date, or (ii) the date of termination of such employee by Accuratus without good cause. Maximum cash retention compensation payments could total approximately $814 under the Services Business Plan, if all service business employees remain eligible pursuant to the terms of the Services Business Plan. The Company incurred these obligations on the date of the sale of the Services Business in July 2015; therefore, the compensation expense associated with these obligations were recognized during the quarterly period ended September 30, 2015.
The Services Business Plan also includes certain amendments to the terms of the eligible employees' outstanding stock option awards, which are described in detail below.
Compensatory Arrangement with Employees of the Company's Continuing Operations
In connection with the Company's relocation of its continuing operations to Jersey City, New Jersey, the Company designed a compensatory plan to promote the retention of services of non-executive employees supporting its continuing operations (the "Retention Plan"). The Company's board of directors adopted, and the Company communicated, the material terms of the Retention Plan prior to June 30, 2015, to all non-executive employees supporting the Company's continuing operations. The Retention Plan terms provide for certain cash compensation payments and severance payments, as well as modifications to the terms of currently outstanding stock options held by such non-executive employees, as more completely described below. The Company has concluded that the Retention Plan meets the definition of an exit and disposal activity pursuant to FASB ASC 420--Exit and Disposal Cost Obligations as of June 30, 2015, and all related expenses incurred have been or will be presented in continuing operations in the statements of operations.
The Retention Plan provides that non-executive employees are eligible to receive cash bonuses, severance payments and related benefit premiums that could total a maximum of approximately $1,161, provided that all employees remain employed through December 31, 2015 and are not terminated for cause. The Retention Plan also provides that if the Company and an employee agree upon a services termination date earlier than December 31, 2015 (the "Release Date"), the employee will remain eligible for all terms of the Retention Plan. The Company will accrue this obligation over the remaining future service period required by the employees through the earlier of the Release Date or December 31, 2015.
The Retention Plan also includes certain amendments to the terms of the eligible employees' outstanding stock option awards, which are described in detail below.
Option Amendments
Subsequent to March 30, 2015, the following events resulted in the amendment to terms of outstanding stock option awards:

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On June 4, 2015, the Company's board of directors approved an extension to the existing 90-day post-employment option exercise period to a period ranging from 36 to 48 months for three directors who resigned from the board effective June 4, 2015. The directors held outstanding options to purchase 48,283 shares of the Company's common stock at a weighted average exercise price of $9.01 per share. All outstanding options were fully vested prior to June 4, 2015.

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The outstanding stock options held by the June 2015 Terminated Employees were modified to provide: (i) accelerated vesting of all unvested stock options as of their termination date and (ii) an extension to the existing 90-day post-employment option exercise period, which varies for each employee based upon years of service, with a maximum exercise period of 48 months. As of June 30, 2015, the June 2015 terminated employees held outstanding options to purchase 17,715 shares of the Company's common stock at a weighted average exercise price of $9.64 per share, including aggregate unvested options to purchase 8,331 shares at a weighted average exercise price of $9.64 per share.

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The Company's compensation committee of the board of directors approved the following modifications to Mr. Osborne's outstanding options to purchase the Company's common stock: (i) accelerated vesting of all unvested stock options as of June 30, 2015, and (ii) an extension to the existing 90-day post-employment option exercise period to 36 months. As of June 30, 2015, Mr. Osborne held outstanding options to purchase an aggregate of 74,490 shares of the Company's common stock at a weighted average exercise price of $9.53 per share, including unvested options to purchase 50,814 shares at a weighted average exercise price of $9.49 per share.

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Pursuant to the terms of the Retention Plan, all stock options held by non-executive employees eligible under the Retention Plan were modified to provide: (i) accelerated vesting of all unvested stock options as of December 31, 2015, and (ii) an extension to the existing 90-day post-employment option exercise period, which varies for each employee based upon years of service, with a maximum exercise period of 48 months. As of June 30, 2015, the retained employees eligible for participation in the Retention Plan held outstanding options to purchase 121,550 shares of the Company's common stock at a weighted average exercise price of $9.13 per share, including aggregate unvested options to purchase 85,990 shares at a weighted average exercise price of $8.95 per share.

The Company determined the additional compensation cost associated with the previously described modifications pursuant to applicable guidance in FASB ASC Topic 718, Compensation—Stock Compensation.The additional compensation cost was determined by calculating the difference between (a) the estimated fair value of each option award immediately prior to the modifications and (b) the estimated fair value of each option award immediately after the modifications. The fair value of each option award immediately prior to and immediately after modification was estimated using the Black-Scholes option-pricing model to determine an incremental fair value, consistent with and in accordance with the Company’s existing accounting policy for stock compensation (see Note 2). Using the Black-Scholes option-pricing model, the weighted-average incremental fair value of outstanding modified option awards was $3.54 per option share. The total additional compensation cost associated with the previously described modifications was determined to be $819, of which $466 was associated with services previously performed and, therefore, was expensed in the quarter ended June 30, 2015. The remaining additional compensation cost is associated with future service periods and will be recognized as those services are performed.
Commitment to Services Agreement
On July 17, 2015, the Company and Accuratus also entered into the Services Agreement pursuant to which Accuratus is providing the Company with certain contract research and development services for 18 months (the "Initial Term") following the closing of the sale of the Services Business for a minimum purchase obligation on the part of the Company of at least $3,300 over the Initial Term of the Services Agreement. The purpose of the Services Agreement is to replace services that were previously provided internally by employees of the Company prior to the sale of the Services Business. The employees performing these services became employees of Accuratus in connection with this sale transaction.
New Facilities Lease
On July 13, 2015, the Company entered into a sublease (the "Sublease") that became effective July 22, 2015, to sublet certain premises consisting of 10,141 square feet of space (the "Subleased Premises") located at 101 Hudson Street, Jersey City, New Jersey from Optimer Pharmaceutical, Inc. The term of the Sublease commenced on August 1, 2015 (the "Commencement Date") and is scheduled to expire on July 30, 2018. No base rent was due under the Sublease until one month after the Commencement Date. Under the Sublease, the Company is obligated to pay monthly base rent of approximately $25 per month, which amount increases by 3% annually on each anniversary of the Commencement Date. In addition, the Company was required to fund a security deposit with the sublandlord in the amount of $74.
Compensatory Arrangement with Executive Officer
On July 21, 2015, Yves J. Ribeill, Ph.D., President and a member of the Company’s board of directors, resigned as President. Dr. Ribeill will continue to serve on the board of directors. The Company and Dr. Ribeill entered into an agreement, effective July 21, 2015, for certain payments and benefits (the “Separation Agreement”), pursuant to which Dr. Ribeill will receive: (i) a cash payment of approximately $100 upon the effective date of his resignation; (ii) cash severance payments totaling approximately $900, paid over 12 months commencing with the first payroll period following the resignation date; (iii) a payment representing a contribution Dr. Ribeill can use towards continuing COBRA premiums for medical, dental, and vision group health coverage after the resignation date, and (iv) the vesting and exercisability of all outstanding options held by Dr. Ribeill will be accelerated in full on the effective date of resignation, with the exception of options granted pursuant to the 1999 Plan, and the post-employment option exercise period will be extended from 90-days to 48 months. As of July 23, 2015, Dr. Ribeill held 84,613 vested options and 183,268 unvested options to purchase shares of the Company’s common stock at a weighted average exercise price of $9.61 and $9.41 per share, respectively.